Income and expenses - Cost of sales (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cost of sales [Line Items]
Payroll expenses	€ (166,406)	€ (151,174)	€ (147,875)
Total	(115,940)	(110,996)	(103,255)
Cost of sales
Cost of sales [Line Items]
Purchase of goods and services	(52,576)	(53,747)	(51,597)
Amortization and depreciation	(11,607)	(11,298)	(11,174)
Payroll expenses	(51,705)	(46,678)	(42,718)
Work in Progress	(52)	727	2,234
Total	€ (115,940)	€ (110,996)	€ (103,255)